Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2025
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Gallo.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Chiavarone.
Effective December 31, 2025, Derek Plaski, CFA, will serve as a portfolio manager of the Fund.
1. In the Prospectus, under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Plaski:
“Derek Plaski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”
2. In the Prospectus, in the section entitled “Portfolio Management Information,” please add the following for Mr. Plaski:
“Derek Plaski
Derek Plaski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.
Mr. Plaski focuses on interest rate strategy and security selection. He has been with the Adviser or an affiliate since 2018; has worked in investment management since 2020; and has managed investment portfolios since 2024. Education: B.S., M.B.A., University of Pittsburgh.”
3. In the SAI, information for Mr. Plaski will be added under the heading entitled “Who Manages and Provides Services to the Fund?.”
November 25, 2025

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457164 (11/25)
© 2025 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Gallo.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Chiavarone.
Effective December 31, 2025, Derek Plaski, CFA, will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Plaski:
“Derek Plaski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”
November 25, 2025

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457165 (11/25)
© 2025 Federated Hermes, Inc.